(17) TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
System service charges	R$ 2,707	R$ 62,674
Energy purchased	2,288,441	1,607,116
Electricity network usage charges	250,600	205,656
Materials and services	554,940	368,344
Energy from the Free Market	163,492	154,296
Total	3,260,180	2,398,085
Noncurrent
Energy purchased	R$ 359,944	R$ 333,036